Bingham McCutchen LLP

One Federal Street

Boston, Massachusetts 02110

July 27, 2009

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Legg Mason Partners Income Trust, on behalf of its series Legg Mason Partners Adjustable Rate Income Fund

(File Nos. 2-96408 and 811-04254)

Ladies and Gentlemen:

On behalf of Legg Mason Partners Income Trust, a Maryland business trust (the “Trust”), we are hereby filing Post-Effective Amendment No. 135 to the registration statement of the Trust (the “Amendment”) relating to Legg Mason Partners Adjustable Rate Income Fund (the “Fund”), a series of the Trust, on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”).

The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act in order to reflect the enhanced disclosure and new prospectus delivery option for registered open-end investment companies as set forth in Form N-1A, as amended, and to register a new class of shares of the Fund, Class R1 shares. The Amendment is to be effective on the 60th day after the filing thereof.

Please call the undersigned at (617) 951-8267 with any comments or questions relating to the Amendment.

Sincerely,

/s/ Barry N. Hurwitz
Barry N. Hurwitz